Investment Objectives and Goals - Multi-Manager High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Manager High Yield Bond Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Multi-Manager High Yield Bond Fund (the “Fund”) seeks a high level of current income and may also consider the potential for capital appreciation.